Notes to the consolidated financial statements - CRISPR Therapeutics Development and License Agreement (Details) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Aug. 31, 2024 EUR (€)	Nov. 30, 2017 USD ($)
Disclosure Of Notes To The Consolidated Financial Statements [Line Items]
Non-refundable upfront payment				€ 400,000
Revenue recognized	€ 535,180	€ 53,758	€ 67,420
CRISPR Therapeutics
Disclosure Of Notes To The Consolidated Financial Statements [Line Items]
Non-refundable upfront payment | $					$ 3
Revenue recognized	€ 12,947	€ 5,425	€ 3,370